Property and Equipment, Net (Details) - Schedule of property and equipment, net ¥ in Thousands, $ in Thousands	Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Property, Plant and Equipment [Line Items]
Total cost of property and equipment	¥ 600,052		¥ 610,835		¥ 854,050
Less: Accumulated depreciation	(248,554)		(225,788)		(247,428)
Impairment loss	(34,726)		(34,595)		(47,684)
Add: Foreign exchange differences	(201)		290		(506)
Construction in progress	304		238		9,412
Total	316,875	$ 49,078	350,980	$ 53,790	¥ 567,844
Leasehold improvement [Member]
Property, Plant and Equipment [Line Items]
Total cost of property and equipment	387,327		393,388
Buildings [Member]
Property, Plant and Equipment [Line Items]
Total cost of property and equipment	165,448		164,436
Furniture [Member]
Property, Plant and Equipment [Line Items]
Total cost of property and equipment	20,984		20,504
Office equipment [Member]
Property, Plant and Equipment [Line Items]
Total cost of property and equipment	26,194		32,388
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Total cost of property and equipment	¥ 99		¥ 119